Trade and other receivables, net	12 Months Ended
Dec. 31, 2017
Disclosure of Trade and other receivables, net [Line Items]
Disclosure of trade and other receivables [text block]
7.	Trade and other receivables, net

(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)
Trade receivables, net (b)
Domestic clients	102,119	89,811
Foreign clients	119,388	77,254
Related entities, note 29(b)	7,348	7,760
	228,855	174,825
Allowance for doubtful accounts (f)	(22,823)	(22,644)

	206,032	152,181
Other receivables
Value added tax credit	74,785	96,204
Accounts payables to third parties	27,406	26,705
Refund applications of value added tax (c)	18,450	17,037
Tax deposits (d)	9,733	13,479
Due from for sales of assets, note 16(e)	5,371	5,204
Claims to third parties	3,851	113
Claims to tax authority	2,752	2,492
Restricted bank accounts (e)	2,372	2,087
Accounts receivable from hedge instruments	2,300	-
Advances to suppliers	1,977	908
Related entities, note 29(b)	732	126,669
Other minors	4,675	1,021

	154,404	291,919
Allowance for doubtful accounts (f)	(9,361)	(8,963)
	145,043	282,956
Total trade and other receivables, net	351,075	435,137
Classification by maturity:
Current portion	306,884	269,089
Non-current portion	44,191	166,048

Total trade and other receivables, net	351,075	435,137

Classification by nature:
Financial receivables	255,088	319,454
Non-financial receivables	95,987	115,683

Total trade and other receivables, net	351,075	435,137

(b)	Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.

(c)
This item mainly corresponds current year applications pending to be refunded as of December 31, 2017. In November 2013, Buenaventura filed claims procedures by S/19,500,000 (equivalent to US$5,817,000), in connection with undue offsets made by the Tax Authorities against tax debts of prior years. As of December 31, 2017, the resolution of the appeal process related to the S/19,500,000 claim is pending.

In the opinion of the Management and Group’s legal advisors, the tax offset made by the Tax Authorities have no legal support, so there are enough arguments to obtain a favorable outcome in the claim process initiated by Buenaventura.

(d)	Corresponds to deposits held in the Peruvian State bank which only can be used to offset tax obligations that companies have with the Tax Authorities.

(e)
These balances correspond to restricted bank accounts for payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009.

(f)	Below is presented the movement in the allowance for doubtful accounts:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance	31,607	26,520	25,636
Provision of the period, note 24	676	5,087	903
Reversals of the period	(99)	-	(19)
Final balance	32,184	31,607	26,520

Trade receivables	22,823	22,644	21,741
Other receivables	9,361	8,963	4,779
	32,184	31,607	26,520

In the opinion of the Group’s Management, the balance of the provision for doubtful accounts is sufficient to cover adequately the risks of failure to date of the consolidated statement of financial position.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Trade and other receivables, net [Line Items]
Disclosure of trade and other receivables [text block]
6.	Trade and other receivables, net

(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Trade receivables, net
Foreign clients	1,032	9,965

Other receivables
Advances to suppliers	20,724	18,024
Tax claims	10,211	6,955
Credit of tax on net assets	11,520	-
Other	4,032	6,623
Related entities, note 21(b)	2,185	815
	48,672	32,417

Allowance for doubtful accounts (b)	(1,384)	(1,407)
	47,288	31,010
Total trade and other receivables, net	48,320	40,975

By maturity:
Current	36,800	40,975
Non Current	11,520	-
Total	48,320	40,975

There are no trade receivables that are due at December 31, 2017 and 2016.

(b)	The allowance for doubtful accounts had the following movement during the years 2017, 2016 and 2015:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Opening balance	1,407	1,444	1,788
Additions	-	-	88
Deductions	(23)	(37)	(432)
Ending balance	1,384	1,407	1,444

In Company’s Management opinion, the allowance for doubtful accounts balance is sufficient to adequately cover the risks of failure as of the date of the consolidated statement of financial position.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Trade and other receivables, net [Line Items]
Disclosure of trade and other receivables [text block]
5.	Other accounts receivable

This item is made up as follows:

	December 31,	December 31,
	2017	2016
	US$(000)	US$(000)

Embedded derivatives (Note 22)	68,736	67,449
CASE and SISE contributions refund (a)	6,474	-
Other	1,656	2,594

	76,866	70,043

(a)
Corresponds to the energy and fuel invoice payments made for the years 2015 and 2016 related to the Charge for Energy Security Consolidation (CASE) and the Charge for Energy Security on Hydrocarbons System (SISE). Law N°30543, passed on March 02, 2017, establishes the elimination and refund of these payments.